Commitment and Contingencies - Schedule of Restructuring Provision (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Beginning balance			$ 4	$ 1	$ 1	$ 4
Additional provision	$ 0	$ 0	$ 0	$ 0	5	12	$ 20
Reversal and utilization					(2)	(15)
Ending balance					$ 4	$ 1	$ 4